Exhibit 99.11 Schedule 1

Loan Number	QC Date	Property State	Original Loan Amount	New Unique Defect ID	Finding Category	Finding Sub-Category	Finding Status	Initial Grade	Final Grade	Finding Description	Finding Comment	Lender Response
110756	08/17/2021	Missouri	$XXX,XXX	WNR44ZRIQIB-ZLUZCKBS	Credit	Credit	Accepted	D	D	* Lease Agreement not in file (Lvl 3)	UPDATE: 11/29/21 - received client response: "11/23/2021 - Per Seller, they are unable to procure updated lease agreements as they are receiving a "non-response" from their agents. Client acknowledges the sellers response and agrees to reduce the finding with supporting comp factors, DSCR 1.41, Credit 778 and 2 years experience."
TPR: Comp factors may not be used to clear missing critical documents.

UPDATE: 9/28/21 - received client response: "Client agrees to waive down this exception based on compensating factors, credit score 768 and DSCR 1.45 on the low end." However comp factors are not applied to material missing documents.

UPDATE:  9/13/21 - received client response: "Agree not in file, task back"

Per the Promissory Note, the Leasing Covenant states  "By October XX, 2021, Borrower must submit to Holder current, written, arm's length leases for the following units of the Premises: XXX XXX Ave. with minimum rent at $1,575/mo.
No executed Lease Agreement was provided since subject was vacant at the time of. Per guidelines, 90% of market rent used for property level DTI and DSCR.
110743	06/25/2021	Arizona	$XXX,XXX	1JRTOQWUJLZ-SHFU0YNG	Credit	Guidelines	Resolved	D	C	* Income documentation does not meet guidelines (Lvl 3)	UPDATE: 11/29/21 - received client response: "11/23/2021 - Per Seller, they are unable to procure updated lease agreements as they are receiving a "non-response" from their agents. Client acknowledges the sellers response and agrees to waive the finding with supporting comp factors, DSCR 1.41, Credit 778 and 2 years experience. Please reduce the grade and remove from active reporting, no additional information to provide at this time."
TPR: Comp factors may not be used to clear missing material documents.

UPDATE: 11/03/21 received 3 12-month Leases beginning 2/XX/21 totaling $3,000/month ($1,000/month each lease). Landlord is reflected as XXX XXXX, however no subject premises is reflected on any of the leases.

UPDATE: 9/28/21 - received client response: "Client agrees to waive down this exception based on compensating factors credit score 778, low ltv 67% and DSCR 1.27 on the low end"   However comp factors are not applied to material missing documents.  The Note does not include any Lease Covenant verbiage.

UPDATE: 8/30/21 - received three executed leases, however the subject property address is not noted on any of them.

All thee executed leases are missing the subject property addresses within the Lease Agreement.
110738	07/02/2021	Georgia	$XXX,XXX	OWWJCREC2GI-ZLUZCKBS	Credit	Credit	Accepted	D	D	* Lease Agreement not in file (Lvl 3)	UPDATE: 9/28/21 - received client response: "Client agrees to waive this exception as is based on compensating factors credit score 729 and DSCR 1.41 on the low end." However comp factors are not applied to material missing documents. Per the Promissory Note, the Leasing Covenant states "By September XX, 2021, Borrower must submit to Holder current, written, arm's length leases for the following units of the Premises: XXX XXX XXX Rd. with minimum rent at $900/month.
TPR:  Comp factors may not be used for missing material documents.

No executed Lease Agreement was provided, the appraisal indicates the subject was tenant occupied at time of purchase. The lower of Actual stated rent versus Market Rent was used for the DSCR and Property-level DTI calculation.
110757	04/19/2021	Georgia	$XXX,XXX	5T3LIITRFZY-U83M4END	Credit	Credit	Resolved	D	A	* Articles of Organization (LLC) Doc is Missing (Lvl R)	7/21/21 - received entity Art of Org.

No Articles of Organization was provided in the image file. Per Guidelines, if the property is titled in a limited liability company (LLC) the applicant must provide an Articles of Organization (LLC).
110757	04/19/2021	Georgia	$XXX,XXX	5T3LIITRFZY-UJEHJ4FT	Credit	Credit	Resolved	D	A	* Fraud Report not in file (Lvl R)	7/21/21 - received background report for guarantor. Missing a Comprehensive Automated Fraud Report with any/all alerts addressed, as required by UW Guidelines.
110757	04/19/2021	Georgia	$XXX,XXX	5T3LIITRFZY-ZLUZCKBS	Credit	Credit	Accepted	D	D	* Lease Agreement not in file (Lvl 3)	UPDATE: 9/23/21 - received client response: "Waive comp factor DSCR 1.55" TPR: However comp factors are not applied to material missing documents.

7/21/21 - received client response: "Waive as is" - no curative provided.

No executed Lease Agreement was provided for unit B, the appraisal indicates the subject was tenant occupied at time of purchase. The lower of Actual stated rent versus Market Rent was used for the DSCR and Property-level DTI calculation.
110757	04/19/2021	Georgia	$XXX,XXX	5T3LIITRFZY-50B996F4	Credit	Doc Issue	Resolved	D	A	* Missing Title evidence (Lvl R)	7/21/21 - received title commitment No Title Commitment was provided in the image file.
110719	04/05/2021	Wisconsin	$XXX,XXX	BK3ZB1QGN1V-UJEHJ4FT	Credit	Credit	Resolved	D	A	* Fraud Report not in file (Lvl R)	5/04/21 - received Comprehensive Automated Fraud Report Missing a Comprehensive Automated Fraud Report with any/all alerts addressed, as required by UW Guidelines.
110754	04/08/2021	Texas	$XXX,XXX	UZVH2UQVOB2-M107K9II	Credit	Guidelines	Waived	C	B	* Does not meet guidelines w/r/t FICO, Purpose, LTV (Lvl W)	5/10/21 - received client comp factor: Pre-approved please waive down, comp factors DSCR 1.39%; 1 yr experience - 2 properties under mgt.

The LTV is 80%, which exceeds the guidelines max LTV of 75% for cash out refi with a qualifying mid FICO score of 770.
110754	04/08/2021	Texas	$XXX,XXX	UZVH2UQVOB2-UJEHJ4FT	Credit	Credit	Resolved	D	A	* Fraud Report not in file (Lvl R)	7/21/21 - received background report for guarantor. Missing a Comprehensive Automated Fraud Report with any/all alerts addressed, as required by UW Guidelines.
110754	04/08/2021	Texas	$XXX,XXX	UZVH2UQVOB2-CLUWYVNY	Credit	Credit	Waived	D	B	* Missing supporting credit documentation (Lvl 3)	UPDATE: 9/30/21 - received client response: "Waive comp factor DSCR 1.46 FICO 770." However comp factors are not applied to material missing documents.

UPDATE: 9/23/21 - received client response: "Waive comp factor DSCR 1.46 FICO 770."  However comp factors are not applied to material missing documents.

UPDATE: 7/21/21 - received client response to "Waive as is" - no curative provided.

All leases were executed by the same tenants, XXXX XXXX and XXXX XXXX, for both subject properties at $700/month expiring 8/2021 (pgs 1, 272).  Lease was applied to property, XXX XXX St only.

The unit numbers for the 5 leases provided do not match up with the unit numbers for the subject properties. Unable to determine which unit is vacant for XXXX XXXX St, used 90% of lowest market rent provided on the appraisal for DSCR ratio.
110754	04/08/2021	Texas	$XXX,XXX	UZVH2UQVOB2-25LK49TK	Credit	Guidelines	Resolved	D	A	* Rent Loss Insurance Coverage Insufficient (Lvl R)	RESOLVED: 9/13/21 - received EOI for both subject properties with LOR totaling $27k

UPDATE: 7/21/21 - received client response: "Agree, sent back to seller for update"

The Loss Rent coverage of $18,000 is insufficient to cover 6 months actual rent of $25,218.
110678	05/25/2021	Texas	$XXX,XXX	V44O3RTNYQH-7MHADCM7	Credit	Credit	Accepted	D	D	* Application is incomplete (Lvl 3)	Still missing IRS EIN letter or executed W9, borrowing entity EIN is unknown.
UPDATE: 9/23/21 - received client response: "Waive comp factor DSCR 1.26, LTV 60% and FICO 753"  TPR: Comp factors are not applied to material missing documents.
UPDATE: 7/21/21 - received client response: "Waive as is" - no curative provided.

No executed W9 or IRS EIN letter was provided, the borrowing Entity EIN is unknown.
Application is executed but not dated.
110678	05/25/2021	Texas	$XXX,XXX	V44O3RTNYQH-GAFS6RGS	Credit	Credit	Resolved	D	A	* CDA Doc is Missing (Lvl R)	7/21/21 - received CDA dated 2/20/21 at $120k No CDA was provided in the image file, as required by guidelines.
110678	05/25/2021	Texas	$XXX,XXX	V44O3RTNYQH-77NMBWMW	Credit	Credit	Resolved	D	A	* Certificate of Good Standing is Missing (Lvl R)	7/21/21 - received entity status No Certificate of Good Standing or Entity Status was provided in the image file.
110678	05/25/2021	Texas	$XXX,XXX	V44O3RTNYQH-UJEHJ4FT	Credit	Credit	Resolved	D	A	* Fraud Report not in file (Lvl R)	7/21/21 - received background report for guarantor. Missing a Comprehensive Automated Fraud Report with any/all alerts addressed, as required by UW Guidelines.
110678	05/25/2021	Texas	$XXX,XXX	V44O3RTNYQH-R5GSWGJD	Credit	Credit	Resolved	D	A	* OFAC Search Doc is Missing (Lvl R)	1/06/22 - received background report dated 3/XX/21 which includes OFAC - no alert noted.

UPDATE: 7/21/21 - no curative provided. Tri-merge credit report provided in original image file does not include an OFAC search.

Missing OFAC Search performed within 45 days of loan origination.
110678	05/25/2021	Texas	$XXX,XXX	V44O3RTNYQH-WIWTWC7P	Credit	Credit	Resolved	D	A	* Operating Agreement is Missing (Lvl R)	7/21/21 - received Op Agreement for entity No Operating Agreement for the borrowing entity was provided in the image file.
110678	05/25/2021	Texas	$XXX,XXX	V44O3RTNYQH-H52YU54W	Credit	Doc Issue	Waived	C	B	* Settlement date is different from note date (Lvl W)	9/23/21 - Waived: per client,"Waive due to compensating factors DSCR 1.26, LTV 60% and FICO 753" Settlement date is two days after Note and Mortgage execution date.